SIGNIFICANT ACCOUNTING POLICIES (Schedule of Consolidated Statement of Income and Comprehensive Income) (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) $ / shares		Jun. 30, 2020 CAD ($)
Disclosure of subsidiaries [line items]
Operating expense	$ (5,945,985)	$ (4,608,589)	[1]
Other income		10,501,857
Net income	(6,574,374)	5,893,268	[1]
Other comprehensive income (loss), net of taxes	6,017,205	(2,141,799)	[1]
Total comprehensive income, net of taxes	$ (557,169)	$ 3,751,469	[1]
Earnings per share - Basic and diluted | $ / shares		$ 0.04
CAD [Member]
Disclosure of subsidiaries [line items]
Operating expense				$ (6,187,954)
Other income				14,100,841
Net income				7,912,887
Other comprehensive income (loss), net of taxes				3,342,441
Total comprehensive income, net of taxes				$ 11,255,328
Earnings per share - Basic and diluted | $ / shares		$ 0.05

[1]	Restated for change in presentation currency (note 2(c))